Parent company only condensed financial information (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Dividend paid	¥ 98,174,000,000	¥ 75,355,000,000	¥ 0